Earnings per Share - Schedule of Basic and Diluted Earnings per Common Share and the Average Number of Common Shares Outstanding (Detail) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic And Diluted [Line Items]
Basic	$ 1.81	$ 3.22	$ 1.77
Diluted	$ 1.80	$ 3.22	$ 1.77
Net earnings	$ 59.1	$ 104.3	$ 57.4
Weighted average number of common shares outstanding	32.6	32.4	32.4
Dilutive awards	0.2	0.0	0.0
Diluted weighted average number of common shares outstanding	32.8	32.4	32.4
Total weighted average number of anti-dilutive share-based awards	0.4	0.0	0.0
Restricted stock units
Earnings Per Share Basic And Diluted [Line Items]
Total weighted average number of anti-dilutive share-based awards	0.2	0.0	0.0
Stock options
Earnings Per Share Basic And Diluted [Line Items]
Total weighted average number of anti-dilutive share-based awards	0.2	0.0	0.0